Identifiable Intangible Assets and Goodwill - Finite-lived and Indefinite-lived Intangible Assets - Footnotes (Details) - Array [Member] $ in Millions	Jul. 30, 2019 USD ($)
Schedule of Intangible Assets [Line Items]
Intangible assets	$ 7,200
Licensing Agreements, Developed Technology [Member]
Schedule of Intangible Assets [Line Items]
Identifiable intangible assets	340
In Process Research and Development [Member]
Schedule of Intangible Assets [Line Items]
Identifiable intangible assets	4,000
Licensing Agreements, Technology In Development [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	1,100
Developed Technology Rights [Member]
Schedule of Intangible Assets [Line Items]
Identifiable intangible assets	$ 1,800